Consolidated Statements Of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 1,607,800	$ 3,627,591	$ 4,015,440	$ 189,563	$ 612,949	$ 10,053,343
Balance, shares at Dec. 31, 2009	16,078	2,418,394
Net income (loss)				37,030		37,030
Dividends declared on cumulative preferred stock				(62,155)		(62,155)
Issuance of common stock for ESOP		2,300	3,450			5,750
Issuance of common stock for ESOP, shares		2,300
Issuance of common stock		68,118	186,332			254,450
Issuance of common stock, shares		61,385
Reclassification due to reduction in par		(1,215,930)	1,215,930
Reclassification due to 4-1 stock split		7,295,577	(5,345,822)	(1,949,755)
Reclassification due to 4-1 stock split, shares		7,295,577
Other comprehensive (loss)					(1,046,513)	(1,046,513)
Balance at Dec. 31, 2010	1,607,800	9,777,656	75,330	(1,785,317)	(433,564)	9,241,905
Balance, shares at Dec. 31, 2010	16,078	9,777,656
Net income (loss)				(1,595,111)		(1,595,111)
Dividends declared on cumulative preferred stock				(62,156)		(62,156)
Issuance of common stock		55,774	54,706			110,480
Issuance of common stock, shares		55,774
Other comprehensive (loss)					506,566	506,566
Balance at Dec. 31, 2011	$ 1,607,800	$ 9,833,430	$ 130,036	$ (3,442,584)	$ 73,002	$ 8,201,684
Balance, shares at Dec. 31, 2011	16,078	9,833,430